Deposits	12 Months Ended
Dec. 31, 2020
Deposits
Deposits

19.Deposits

The maturity profile of the Bank’s deposits, excluding interest payable, as follows:

	December 31,	December 31,
	2020	2019
Demand	170,660	85,786
Up to 1 month	1,127,120	1,285,949
From 1 month to 3 months	878,900	628,981
From 3 months to 6 months	544,860	593,431
From 6 months to 1 year	365,879	289,189
From 1 year to 2 years	51,481	5,000
	3,138,900	2,888,336

The following table presents additional information regarding the Bank’s deposits

	December 31,	December 31,
	2020	2019
Aggregate amounts of $100,000 or more	3,138,684	2,888,043
Aggregate amounts of deposits in the New York Agency	657,851	240,003

	December 31,
	2020	2019	2018
Interest expense on deposits made in the New York Agency	5,035	6,277	5,937